INSURANCE GROUP STATUTORY FINANCIAL INFORMATION (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statutory Accounting Practices [Abstract]
Amount Available For Dividend Distribution Without Prior Approval From Regulatory Agency	$ 469
Insurance Groups statutory net income (loss)	602	967	(510)
Statutory surplus, capital stock and Asset Valuation Reserve	5,178	4,845
Shareholder dividends	362	379	300
Securities on deposit with such government or state agencies	81
Purchased callable surplus note	500
Fixed Interest Rate On Surplus Notes	7.10%
Interest Expense on surplus notes	$ 71